COMMITMENTS AND CONTINGENT LIABILITIES:	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 6 -	COMMITMENTS AND CONTINGENT LIABILITIES:

a.	Commitments:

The Company and its subsidiaries entered into premises lease agreements that will expire between 2014 to 2015.

Future minimum lease commitments of the Company and its subsidiaries under the above leases, at exchange rates in effect on December 31, 2013, are as follows:

U.S. dollars in thousands
Years ending December 31:
2014	$609
2015	206
$815

Rental expense totaled $581 thousand, $571 thousand, and $585 thousand in the years ended December 31, 2013, 2012 and 2011, respectively.

b.	Contingent liabilities:

The Company has provided bank guarantees relating to future performance on certain contracts. As of December 31, 2013, contingent liabilities on outstanding bank guarantees aggregated to an amount of approximately $73 thousand. These amounts are secured by bank deposits.